SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL AND PREMIUM [Abstract]
SHARE CAPITAL
27	SHARE CAPITAL

	Number of shares	Share capital
		US$’000
Issued and paid up:
At 1 January 2021	19,063,833	320,683

Issued during the year	246,191	-
At 31 December 2021	19,310,024	320,683

Issued during the year	161,984	-
At 31 December 2022	19,472,008	320,683

Issued during the year	213,582	1,950
Distribution to shareholders	-	(32,440)
At 31 December 2023	19,685,590	290,193

In the TMI Offer, a proposal (the “Award Election Opportunity”) was made by the Offeror and the Company to the holders of outstanding awards which are unvested or vested but remain unsettled (“FSA Holders”) which was granted under the Grindrod Shipping Holdings Ltd. 2018 Forfeitable Share Plan (Note 29). On December 1, 2022, 161,984 new ordinary shares were issued to fulfil the outstanding Company Forfeitable Shares.

On 1 March 2021, the Company issued 246,191 additional shares of no par value to certain employees to partially settle the 2018 FSP awards that vested on 1 March 2021.

On 4 October 2023, the Company issued 213,582 additional shares with a par value of US$1,950,000 for the acquisition of Tamar Ship Management Limited and Taylor Maritime Management Limited (Note 37).

On
 29 September 2023, the company lodged with the Accounting and Corporate Regulatory Authority in Singapore relevant documents required for a capital reduction which became effective on the same date.

On
26 October 2023 and 11 December 2023, the Company reduced its fully paid-up share capital through
cash
distributions to all shareholders

on record as of 20 October 2023
of US$1.01598 and US$0.63193 per ordinary share, respectively. The distribution to shareholders was excess cash generated from vessel sales after debt repayment on encumbered vessels. This resulted in the Group having a more efficient capital structure, thereby improving shareholders' return on equity.

Except for treasury shares, fully paid ordinary shares, which have no par value, carry one vote per share and a right to dividends as and when declared by the company.